Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Trade payables	$ 5,762	$ 9,153
Wages and benefits payable	1,297	3,083
Refundable tax credits	113
Current portion of royalty payment obligations (note 18)	25	3,248
Current portion of other employee benefit liabilities (note 18)	146	1,351
Trade and other current payables	$ 7,343	$ 16,835